Debt due within one year - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Securitized trade receivables	$ 1,300,000,000	$ 2,300,000,000
Repayments of securitized trade receivables	$ 150,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		3,000,000,000	$ 3,000,000,000
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 3,500,000,000